Earnings Per Share - Net Income and Weighted Average Number of Common Stocks Used in Calculation of Earnings Per Share (Detail) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 TWD ($) shares	Dec. 31, 2016 TWD ($) shares
Net income used to compute the basic earnings per share
Net income attributable to the parent	$ 37,557	$ 1,227	$ 38,988	$ 40,485
Assumed conversion of all dilutive potential common stocks
Employee stock options, employee compensation of subsidiaries | $	(6)		0	(1)
Net income used to compute the diluted earnings per share | $	$ 37,551		$ 38,988	$ 40,484
Weighted average number of common stocks used to compute the basic earnings per share	7,757	7,757	7,757	7,757
Assumed conversion of all dilutive potential common stocks
Employee compensation	9	9	11	12
Weighted average number of common stocks used to compute the diluted earnings per share	7,766	7,766	7,768	7,769